Receivables and Other Current Assets	12 Months Ended
Dec. 31, 2024
Receivables and Other Current Assets [Abstract]
Receivables and Other Current Assets
19. RECEIVABLES AND OTHER CURRENT ASSETS
As at December 31 December 31
millions of dollars

2024 2023
Customer accounts receivable – billed $

834 $

805
Customer accounts receivable – unbilled

342

363
Capitalized transportation capacity
(1)

216

358
Cash collateral provided to others

198

101
Prepaid expenses

105

105
Income tax receivable

22

10
Allowance for credit losses (12) (15)
Other

106

90
Total

receivables and other current assets
$

1,811 $

1,817
(1) Capitalized transportation capacity represents the

value of transportation/storage received by EES

on asset management
agreements at the inception of the contracts. The

asset is amortized over the term of each contract.